Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities included in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (358)	$ (975)